Offerings - Offering: 1	Nov. 19, 2025 USD ($)
Offering:
Amount Registered	3,500,000
Proposed Maximum Offering Price per Unit	0.04
Maximum Aggregate Offering Price	$ 140,000
Offering Note
(1)	Common shares, par value $0.001, of Lithium Corp. (the "Registrant") pursuant to the Registrant's 2022 Stock Option Plan (the "Plan").

(2)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional common shares that may be offered and issued to prevent dilution resulting from stock splits, stock dividends or similar transactions as provided in the Plan.

(3)	Based on the exercise price of $0.04 per option granted under the Plan outstanding as of November 18, 2025.

(4)	Calculated pursuant to Rule 457(a) based on the Amount of Securities to be Registered multiplied by the Proposed Maximum Offering Price per common share.

(5)

The price is estimated in accordance with Rule 457(h)(1) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee. Our estimate is based on the average of the high and low prices for our common stock as reported on the OTC Markets on November 18, 2025.